Corporate debt, Breakdown of corporate debt (Details) $ in Thousands, € in Millions	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 04, 2020 USD ($)	Dec. 04, 2020 EUR (€)
Corporate debt [Abstract]
Non-current	$ 1,017,489	$ 995,190
Current	38,656	27,881
Total Corporate Debt	$ 1,056,145	$ 1,023,071	$ 5,600	€ 5